FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Long-Term Investments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Equity securities without readily determinable fair values	$ 296,491,000	$ 347,975,000
Equity method investment	1,152,000	0
Total long-term investments	$ 297,643,000	$ 347,975,000